Average Annual Total Returns - FidelityInternationalDiscoveryFund-RetailPRO - FidelityInternationalDiscoveryFund-RetailPRO - Fidelity International Discovery Fund	Dec. 30, 2022
Fidelity International Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.18%
Past 5 years	13.43%
Past 10 years	10.31%
Fidelity International Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.25%
Past 5 years	12.14%
Past 10 years	9.54%
Fidelity International Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.28%
Past 5 years	10.64%
Past 10 years	8.45%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%